Intangible Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Adoption of ASU 2023-08 [Member]
Intangible Assets (Details) [Line Items]
Retained earnings	$ 55.9
Impact on Earnings [Member]
Intangible Assets (Details) [Line Items]
Net loss	$ 6.7